Loan and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Type (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 585,791	R$ 536,091
Provision for Expected Loss	(37,508)	(33,509)
Total loan operations and lease operations, net of allowance for Expected Credit Loss	548,283	502,582
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	105,302	102,643
Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	86,220	68,812
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	153,779	152,072
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	240,490	212,564
Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	18,968	15,920
Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	91,676	78,255
Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	34,892	29,543
Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	49,608	46,878
Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 45,346	R$ 41,968